Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31,
	2017	2018
Prepayment of advertising fees	$2,983	$18,944
Advertising deposit	35,199	—
Advances to suppliers	1,292,023	1,125,187
VAT refund receivable	460,410	308,532
Interest receivable (i)	36	44,726
Prepayment of office rental	193,060	81,239
Advances to Yinglibao	170,613	—
Advances to employees	793,802	418,271
NCI receivable	378,204	—
Advances to consulting service fees	86,876	17,773
Insurance receivable (Note 23)	2,760	—
Consideration receivable	77,457	77,300
Other current assets	704,878	317,323
	$4,198,301	$2,409,295

(i)

The Group launched Qiribao, which is a new product on the wealth management platform (Yinglibao), in July 2016. Once an investor commits funds through the platform of Yinglibao to invest Qiribao, his funds are reinvested by the Group to purchase the held-to-maturity securities. Interest receivable derived from the held-to-maturity securities purchased by the Group. Due to the compliance requirement and our strategy, the Group terminated the purchase of Qiribao starting on April 10, 2017, all the held-to-maturity securities was redeemed by the end of December 31, 2017.